Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Accruals not currently deductible for tax purposes	$ 15,474	$ 15,753
Billings in excess of revenues	8,289	9,482
Tax loss carryforwards	11,424	10,328
Fixed and intangible assets	247	222
All other items	552	645
Gross deferred tax assets	35,986	36,430
Valuation allowance for deferred tax assets	(11,455)	(9,872)
Net deferred tax assets	24,531	26,558
Deferred income tax liabilities:
Unbilled revenues	(30,023)	(29,737)
Change in method of accounting	(5,123)	(7,714)
Fixed and intangible assets	(10,091)	(14,109)
Retention	(3,006)	(2,380)
All other items	(2,239)	(1,600)
Gross deferred tax liabilities	(50,482)	(55,540)
Net deferred tax liabilities	$ (25,951)	$ (28,982)